SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 23,050	$ 23,668	$ 45,957	$ 46,965
Equity	167,564	155,583	167,564	155,583		$ 168,242
Equity accounted investments	62,285		62,285			59,124
Other financial assets	30,614		30,614			28,324
Goodwill	34,270		34,270			34,911
Revenue from contracts with customers	$ 19,430	$ 20,394	$ 38,835	$ 40,791
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	73.00%	68.00%	73.00%	68.00%
Basis of Calculation		100.00%	100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 41,232	$ 40,498	$ 41,232	$ 40,498	$ 41,232	41,674
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	996	1,212	2,447	2,684
Operating segments
Disclosure of operating segments [line items]
Revenue	24,046	24,880	48,404	49,649
Asset management
Disclosure of operating segments [line items]
Revenue	2,633	2,601	5,170	5,072
Distributable Earnings	696	777	1,534	1,655
Revenue from contracts with customers	1,416	1,416	2,679	2,648
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					18,100	19,484
Asset management | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,003	1,180	2,472	2,597
Asset management | Elimination of intersegment amounts | Oaktree [Member]
Disclosure of operating segments [line items]
Revenue	346	333	1,200	982
Asset management | Operating segments
Disclosure of operating segments [line items]
Revenue	3,636	3,781	7,642	7,669
Reinsurance
Disclosure of operating segments [line items]
Distributable Earnings	292	160	565	305
Reinsurance | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					8,990	6,144
Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	1,549	1,540	3,084	2,903
Funds from operations			(230)	(226)
Renewable Power and Transition | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					4,166	4,887
Renewable Power and Transition | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	0	0	0
Renewable Power and Transition | Operating segments
Disclosure of operating segments [line items]
Revenue	1,549	1,540	3,084	2,903
Funds from operations	(139)	(143)
Corporate Activities
Disclosure of operating segments [line items]
Revenue	101	50	162	70
Funds from operations			(572)	280
Revenue from contracts with customers	0	0	0	0
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					(19,333)	(17,082)
Corporate Activities | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	(40)	26	(83)	26
Corporate Activities | Operating segments
Disclosure of operating segments [line items]
Revenue	61	76	79	96
Funds from operations	(785)	133
Infrastructure
Disclosure of operating segments [line items]
Revenue	5,246	4,354	10,525	8,638
Funds from operations			(282)	(375)
Revenue from contracts with customers	4,568	4,111	9,186	8,199
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					2,344	2,537
Infrastructure | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	(1)	1	1	3
Infrastructure | Operating segments
Disclosure of operating segments [line items]
Revenue	5,245	4,355	10,526	8,641
Funds from operations	(140)	(243)
Private Equity
Disclosure of operating segments [line items]
Revenue	12,128	13,628	24,295	27,364
Funds from operations			(406)	(370)
Revenue from contracts with customers	11,301	12,815	22,664	25,938
Private Equity | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					3,236	3,291
Private Equity | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	24	(5)	38	40
Private Equity | Operating segments
Disclosure of operating segments [line items]
Revenue	12,152	13,623	24,333	27,404
Funds from operations	(189)	(121)
Real Estate
Disclosure of operating segments [line items]
Revenue	1,393	1,495	2,721	2,918
NOI	803	781	1,630	1,591
Revenue from contracts with customers	702	763	1,369	1,432
Real Estate | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					$ 23,729	$ 22,413
Real Estate | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	10	10	19	18
Real Estate | Operating segments
Disclosure of operating segments [line items]
Revenue	$ 1,403	1,505	$ 2,740	2,936
Core & T&D (Real Estate) [Member] | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue		$ 44		$ 111